Initial Public Offering and Over-Allotment	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering and Over-Allotment
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 11,500,000 Units (including 1,500,000 Overallotment Units) at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one redeemable warrant (the “Public Warrants”). Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 11,500,000 Units (including 1,500,000 Overallotment Units) at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one Public Warrant. Each Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).